Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Common Share [Abstract]
Calculation of Basic and Diluted Earnings/(Loss) per Share
The components of the calculation of basic and diluted earnings / (loss) per common share are as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2022	2023
Net income and comprehensive income from continuing operations, net of taxes	52,811,783	66,540,925	21,303,156
Net (loss) / income and comprehensive income / (loss) from discontinued operations, net of taxes	(541,296)	52,019,765	17,339,332
Net income and comprehensive income	$52,270,487	$118,560,690	$38,642,488
Less: Deemed dividend on Series A Preferred Shares	(11,772,157)	—	—
Less: Dividend on Series D Preferred Shares	—	—	(1,020,833)
Less: Deemed dividend on Series D Preferred Shares	—	—	(196,296)
Less: Deemed dividend on warrants repurchased	—	—	(444,885)
Net income and comprehensive income available to common shareholders, basic	40,498,330	118,560,690	36,980,474
Dividend on Series D Preferred Shares	—	—	1,020,833
Deemed dividend on Series D Preferred Shares	—	—	196,296
Net income attributable to common shareholders, diluted	40,498,330	118,560,690	38,197,603

Weighted average number of common shares outstanding, basic	83,923,435	94,610,088	95,710,781
Effect of dilutive shares	1,409,293	—	123,819,466
Weighted average number of common shares outstanding, diluted	85,332,728	94,610,088	219,530,247

Earnings per common share, basic, continuing operations	$0.49	$0.70	$0.21
Earnings per common share, diluted, continuing operations	$0.48	$0.70	$0.10
(Loss) / Earnings per common share, basic, discontinued operations	$(0.01)	$0.55	$0.18
(Loss) / Earnings per common share, diluted, discontinued operations	$(0.01)	$0.55	$0.08
Earnings per common share, basic, Total	$0.48	$1.25	$0.39
Earnings per common share, diluted, Total	$0.47	$1.25	$0.17